Stock- Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended						12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Apr. 21, 2010	Dec. 31, 2008	Dec. 31, 2011 2006 Employee Plan [Member]	Apr. 19, 2006 2006 Employee Plan [Member]	Apr. 19, 2006 Employee Stock Option [Member]	Dec. 31, 2011 Non-employee Plan [Member]	Dec. 31, 2010 Non-employee Plan [Member]	Dec. 31, 2009 Non-employee Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2011 Stock Option [Member] Y	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2009 Employees [Member]	Dec. 31, 2011 Employees [Member] Restricted Stock [Member]	Dec. 31, 2011 Non-Employee Directors [Member]	Dec. 31, 2010 Non-Employee Directors [Member]	Dec. 31, 2009 Non-Employee Directors [Member]	Dec. 31, 2011 Non-Employee Directors [Member] Restricted Stock [Member] Y
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized under 2006 Equity and Performance Incentive Plan							200,000	10,000,000
Unrecognized stock-based compensation expense	$ 59,837								$ 1,208				$ 33,700				$ 24,929
Unrecognized stock-based compensation expense, Weighted-average period recognition	1.26											0.83	1.44								1.44
Estimated Forfeiture Rate													3.16%
Intrinsic value of exercised option rights														53,100	74,440	26,684		1,129	626	497
Outstanding option rights	9,857,695	10,009,385	10,897,652		10,270,899				17,500	37,500	51,667
Number of appreciation rights, restricted stock units, performance shares or performance units granted						0			0
Additional Stock-Based Compensation (Textual) [Abstract]
Increase in number of shares authorized under employee plan				9,200,000
Number of shares authorized under Employee Plan				19,200,000
Stock-based compensation expense	48,176	42,276	23,271
Reduction In stock Based Compensation Expense			21,958
Income tax benefit related to stock-based compensation expense	18,570	16,290	8,963
Increase in Net Income			13,501
Increase in basic and diluted earnings per share			$ 0.12
Reduction in Basic Net Income per common share due to stock-based compensation expense	$ 0.28
Reduction in Diluted Net Income Per Common Share Due to Stock Based Compensation Expense	$ 0.28
Weighted-average per share fair value of option rights granted during the year, Optioned Shares	$ 18.47	$ 16.83	$ 15.20
Fair Value of Options Vested	$ 25,868	$ 25,073	$ 24,867
Weighted average remaining term for options outstanding	6.54	6.76	6.73
Weighted average remaining term for options exercisable	5.39	5.58	5.60
Shares reserved for future grants of option rights restricted stock, Optioned Shares	8,155,734	9,826,006	2,483,797
Portion of option rights generally becoming exercisable to the extent of optioned shares	0.33
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period	10 years
Period of unrecognized compensation expense being amortized on straight line basis over vesting period	3 years